RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due to related party	$ 353,766	$ 4,666,520
Ownership percentage	33.00%	26.00%